S-K 1603(a) SPAC Sponsor	Mar. 23, 2026 USD ($) shares
Spac Sponsor Line Items
SPAC Sponsor Name	Future Wealth Capital Corp
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	business company with limited liability
Spac Sponsor Compensation Line Items
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination
Price Paid or to be Paid for Securities, Total Amount | $	$ 10,000
Sponsor [Member]
Spac Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	568,966